UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22309

(Investment Company Act file number)

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Ave

10th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

(212) 908-5090

(Registrant’s telephone number)

Armen Arus

Transparent Value Trust

330 Madison Ave

10th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Aggressive Fund

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 99.20%
Consumer Discretionary 22.30%
BorgWarner, Inc.(a)	4,762	$410,246
CarMax, Inc.(a)	13,593	627,453
Chipotle Mexican Grill, Inc.(a)	2,082	758,577
Ford Motor Co.	27,801	430,081
Fossil Group, Inc.(a)	5,810	600,231
Hasbro, Inc.	12,176	545,850
Jarden Corp.(a)	10,256	448,700
Las Vegas Sands Corp.	13,171	697,141
Lear Corp.	10,069	608,772
Macy’s, Inc.	9,348	448,704
MGM Resorts International(a)	43,113	637,210
Netflix, Inc.(a)	2,267	478,541
News Corp. - Class A(a)	12,278	400,263
NIKE, Inc. - Class B	11,540	734,867
priceline.com, Inc.(a)	882	729,529
Signet Jewelers, Ltd.	7,043	474,910
Starwood Hotels & Resorts Worldwide, Inc.	7,916	500,212
Tiffany & Co.	7,536	548,922
TripAdvisor, Inc.(a)	6,995	425,786
TRW Automotive Holdings Corp.(a)	7,159	475,644
Williams-Sonoma, Inc.	12,762	713,268
Wynn Resorts, Ltd.	4,337	555,136

		12,250,043

Consumer Staples 2.34%
Archer-Daniels-Midland Co.	17,875	606,141
Green Mountain Coffee Roasters, Inc.(a)	9,033	678,017

		1,284,158

Energy 17.51%
Chesapeake Energy Corp.	27,967	569,967
CVR Energy, Inc.	14,861	704,411
FMC Technologies, Inc.(a)	13,315	741,379
Halliburton Co.	15,050	627,886
Hess Corp.	8,906	592,160
Marathon Petroleum Corp.	8,727	620,141
Oasis Petroleum, Inc.(a)	20,970	815,104
Oceaneering International, Inc.	9,129	659,114
Oil States International, Inc.(a)	8,128	752,978
Phillips 66	7,772	457,849
Pioneer Natural Resources Co.	4,551	658,757
Superior Energy Services, Inc.(a)	21,511	557,995
Tesoro Corp.	11,253	588,757
Valero Energy Corp.	15,474	538,031
Weatherford International, Ltd.(a)	53,858	737,855

		9,622,384

Financials 10.52%
CBRE Group, Inc. - Class A(a)	21,536	503,081

	Shares	Value
Financials (continued)
The Goldman Sachs Group, Inc.	2,305	$348,631
Hartford Financial Services Group, Inc.	18,521	572,669
Host Hotels & Resorts, Inc., REIT	25,943	437,658
LPL Financial Holdings, Inc.	10,585	399,690
MetLife, Inc.	9,163	419,299
Moody’s Corp.	10,271	625,812
The PNC Financial Services Group, Inc.	6,232	454,437
Principal Financial Group, Inc.	13,437	503,216
Prudential Financial, Inc.	8,900	649,967
Realogy Holdings Corp.(a)	9,240	443,890
Unum Group	14,383	422,429

		5,780,779

Health Care 8.73%
Celgene Corp.(a)	7,009	819,422
Cerner Corp.(a)	4,937	474,396
The Cooper Cos., Inc.	3,972	472,867
Gilead Sciences, Inc.(a)	8,789	450,085
HCA Holdings, Inc.	9,809	353,712
Illumina, Inc.(a)	6,937	519,165
Pharmacyclics, Inc.(a)	6,023	478,648
Regeneron Pharmaceuticals, Inc.(a)	2,914	655,300
Vertex Pharmaceuticals, Inc.(a)	7,193	574,505

		4,798,100

Industrials 19.49%
AGCO Corp.	10,427	523,331
B/E Aerospace, Inc.(a)	13,170	830,764
CSX Corp.	19,631	455,243
Delta Air Lines, Inc.(a)	31,663	592,415
Fastenal Co.	12,404	568,723
Genesee & Wyoming, Inc. - Class A(a)	6,159	522,530
Honeywell International, Inc.	5,702	452,397
Ingersoll-Rand PLC	6,930	384,754
Kansas City Southern	4,596	486,992
Kirby Corp.(a)	6,141	488,455
Lincoln Electric Holdings, Inc.	7,394	423,454
Manpowergroup, Inc.	7,043	385,956
Norfolk Southern Corp.	5,076	368,771
Oshkosh Corp.(a)	15,498	588,459
PACCAR, Inc.	7,604	408,031
Robert Half International, Inc.	18,313	608,541
Southwest Airlines Co.	34,459	444,177
Union Pacific Corp.	3,842	592,744
United Rentals, Inc.(a)	11,131	555,548
Wabtec Corp.	10,891	581,906
WW Grainger, Inc.	1,763	444,593

		10,707,784

Information Technology 13.93%
Activision Blizzard, Inc.	45,138	643,668
Adobe Systems, Inc.(a)	15,974	727,775
Akamai Technologies, Inc.(a)	12,434	529,067
Amphenol Corp. - Class A	5,455	425,163
Automatic Data Processing, Inc.	7,341	505,501
Electronic Arts, Inc.(a)	21,255	488,227

	Shares	Value
Information Technology (continued)
FleetCor Technologies, Inc.(a)	9,312	$757,066
KLA-Tencor Corp.	6,775	377,571
LinkedIn Corp. - Class A(a)	5,002	891,857
Mastercard, Inc. - Class A	881	506,134
National Instruments Corp.	1,641	45,849
NVIDIA Corp.	46,393	650,894
Seagate Technology PLC	12,204	547,105
Western Digital Corp.	9,006	559,183

		7,655,060

Materials 4.38%
Martin Marietta Materials, Inc.	5,472	538,554
Packaging Corp. of America	12,448	609,454
PPG Industries, Inc.	2,619	383,448
Rockwood Holdings, Inc.	6,105	390,903
Sealed Air Corp.	20,115	481,754

		2,404,113

TOTAL COMMON STOCKS (Cost $50,906,392)		54,502,421

EXCHANGE TRADED FUNDS 0.69%
SPDR® S&P 500® ETF Trust	2,373	379,704

TOTAL EXCHANGE TRADED FUNDS (Cost $376,180)		379,704

Total Investments - 99.89% (Cost $51,282,572)		54,882,125

Other Assets in Excess of Liabilities - 0.11%		60,403

NET ASSETS - 100.00%		$54,942,528

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Defensive Fund

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 97.45%
Consumer Discretionary 27.04%
AMC Networks, Inc. - Class A(a)	9,749	$637,682
Bed Bath & Beyond, Inc.(a)	10,348	733,673
Carter’s, Inc.	9,015	667,741
DIRECTV(a)	12,958	798,472
Discovery Communications, Inc. - Class A(a)	8,873	685,084
Dollar Tree, Inc.(a)	19,044	968,197
The Gap, Inc.	14,392	600,578
The Home Depot, Inc.	9,948	770,672
Kohl’s Corp.	11,670	589,452
Lamar Advertising Co. - Class A(a)	13,138	570,189
Liberty Global PLC - Class A(a)	8,195	607,086
Liberty Interactive Corp. - Class A(a)	40,760	937,888
McDonald’s Corp.	5,034	498,366
Michael Kors Holdings, Ltd.(a)	17,043	1,057,007
Nordstrom, Inc.	14,687	880,339
Omnicom Group, Inc.	9,508	597,768
Panera Bread Co. - Class A(a)	2,840	528,070
Ralph Lauren Corp.	3,260	566,392
Ross Stores, Inc.	10,771	698,068
Sally Beauty Holdings, Inc.(a)	17,700	550,470
Scripps Networks Interactive, Inc. - Class A	15,192	1,014,218
Sirius XM Radio, Inc.	167,195	560,103
Staples, Inc.	33,442	530,390
Starbucks Corp.	8,137	532,892
TJX Cos., Inc.	16,019	801,911
Tractor Supply Co.	5,065	595,695
Under Armour, Inc. - Class A(a)	13,188	787,455

		18,765,858

Consumer Staples 9.46%
Church & Dwight Co., Inc.	12,761	787,481
ConAgra Foods, Inc.	14,975	523,077
CVS Caremark Corp.	13,248	757,521
Hormel Foods Corp.	18,282	705,319
The J.M. Smucker Co.	7,111	733,500
Kimberly-Clark Corp.	6,942	674,346
The Kroger Co.	25,333	875,002
Mead Johnson Nutrition Co.	6,398	506,913
Safeway, Inc.	21,039	497,783
Tyson Foods, Inc. - Class A	19,805	508,592

		6,569,534

Energy 2.76%
Kinder Morgan, Inc.	18,062	689,065
Murphy Oil Corp.	12,357	752,418
Occidental Petroleum Corp.	5,336	476,131

		1,917,614

Financials 17.53%
Arch Capital Group, Ltd.(a)	14,200	730,022

	Shares	Value
Financials (continued)
Arthur J Gallagher & Co.	16,022	$700,001
Axis Capital Holdings, Ltd.	17,767	813,373
BOK Financial Corp.	11,227	719,089
Brown & Brown, Inc.	17,351	559,396
DDR Corp., REIT	30,526	508,258
Extra Space Storage, Inc., REIT	12,833	538,088
HCC Insurance Holdings, Inc.	12,657	545,643
Health Care REIT, Inc.	15,144	1,015,102
Kilroy Realty Corp., REIT	15,571	825,419
Liberty Property Trust, REIT	12,897	476,673
National Retail Properties, Inc., REIT	28,695	987,108
Plum Creek Timber Co., Inc., REIT	11,927	556,633
The Progressive Corp.	20,637	524,593
Prologis, Inc., REIT	14,041	529,627
Reinsurance Group of America, Inc.	13,735	949,226
SL Green Realty Corp., REIT	7,811	688,852
WP Carey, Inc., REIT	7,554	499,848

		12,166,951

Health Care 7.24%
AmerisourceBergen Corp.	12,063	673,477
Covance, Inc.(a)	7,946	605,008
DaVita HealthCare Partners, Inc.(a)	3,876	468,221
Endo Health Solutions, Inc.(a)	21,757	800,440
Henry Schein, Inc.(a)	7,846	751,255
Humana, Inc.	7,590	640,444
Laboratory Corp. of America Holdings(a)	5,167	517,217
Sirona Dental Systems, Inc.(a)	8,647	569,664

		5,025,726

Industrials 14.92%
3M Co.	4,795	524,333
The Boeing Co.	7,107	728,041
The Dun & Bradstreet Corp.	5,367	523,014
IHS, Inc. - Class A(a)	5,640	588,703
JB Hunt Transport Services, Inc.	11,077	800,202
L-3 Communications Holdings, Inc.	10,028	859,801
Lockheed Martin Corp.	8,316	901,953
MSC Industrial Direct Co. - Class A	9,247	716,273
Northrop Grumman Corp.	7,061	584,651
Raytheon Co.	10,306	681,433
Stericycle, Inc.(a)	5,167	570,592
Towers Watson & Co. - Class A	9,206	754,340
United Parcel Service, Inc. - Class B	7,112	615,046
Verisk Analytics, Inc. - Class A(a)	12,745	760,876
Waste Connections, Inc.	18,175	747,720

		10,356,978

Information Technology 14.37%
Alliance Data Systems Corp.(a)	4,289	776,438
CA, Inc.	25,164	720,445
Cadence Design Systems, Inc.(a)	61,904	896,370
Cisco Systems, Inc.	20,410	496,167
Corning, Inc.	31,594	449,583
Fidelity National Information Services, Inc.	11,664	499,686
Genpact, Ltd.	34,283	659,605

	Shares	Value
Information Technology (continued)
Google, Inc. - Class A(a)	797	$701,655
NCR Corp.(a)	25,137	829,270
SAIC, Inc.	61,514	856,890
Symantec Corp.	36,460	819,256
Vantiv, Inc. - Class A(a)	26,378	728,033
VeriSign, Inc.(a)	22,346	997,972
The Western Union Co.	31,631	541,206

		9,972,576

Materials 1.68%
Ashland, Inc.	5,820	485,970
The Mosaic Co.	8,291	446,139
Valhi, Inc.	17,272	237,317

		1,169,426

Telecommunication Services 1.37%
Sprint Nextel Corp.(a)	135,221	949,252

Utilities 1.08%
Aqua America, Inc.	23,892	747,581

TOTAL COMMON STOCKS (Cost $63,819,786)		67,641,496

EXCHANGE TRADED FUNDS 1.95%
SPDR® S&P 500® ETF Trust	8,437	1,350,004

TOTAL EXCHANGE TRADED FUNDS (Cost $1,367,279)		1,350,004

Total Investments - 99.40% (Cost $65,187,065)		68,991,500

Other Assets in Excess of Liabilities - 0.60%		419,093

NET ASSETS - 100.00%		$69,410,593

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Market Fund

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 98.27%
Consumer Discretionary 30.47%
AMC Networks, Inc. - Class A(a)	16,970	$1,110,008
AutoNation, Inc.(a)	34,483	1,496,217
Carter’s, Inc.	15,691	1,162,232
Chipotle Mexican Grill, Inc.(a)	4,254	1,549,945
DIRECTV(a)	22,554	1,389,777
Discovery Communications, Inc. - Class A(a)	15,445	1,192,508
Dollar Tree, Inc.(a)	33,147	1,685,193
The Gap, Inc.	25,051	1,045,378
Hasbro, Inc.	24,880	1,115,370
Jarden Corp.(a)	20,956	916,825
Lamar Advertising Co. - Class A(a)	22,869	992,515
Lear Corp.	20,575	1,243,965
Liberty Global PLC - Class A(a)	14,264	1,056,677
Liberty Interactive Corp. - Class A(a)	70,947	1,632,490
Macy’s, Inc.	19,102	916,896
Michael Kors Holdings, Ltd.(a)	29,665	1,839,823
Netflix, Inc.(a)	4,632	977,769
NIKE, Inc. - Class B	23,581	1,501,638
Omnicom Group, Inc.	16,549	1,040,436
Ross Stores, Inc.	18,748	1,215,058
Sally Beauty Holdings, Inc.(a)	30,809	958,160
Signet Jewelers, Ltd.	14,390	970,318
Staples, Inc.	58,208	923,179
Starbucks Corp.	14,163	927,535
Tiffany & Co.	15,400	1,121,736
Time Warner, Inc.	14,224	822,432
Tractor Supply Co.	8,816	1,036,850
Under Armour, Inc. - Class A(a)	22,956	1,370,703
Williams-Sonoma, Inc.	26,077	1,457,444

		34,669,077

Consumer Staples 6.33%
CVS Caremark Corp.	23,059	1,318,514
Green Mountain Coffee Roasters, Inc.(a)	18,457	1,385,383
Hormel Foods Corp.	31,821	1,227,654
The Kroger Co.	44,095	1,523,041
Safeway, Inc.	36,620	866,429
Tyson Foods, Inc. - Class A	34,472	885,241

		7,206,262

Energy 1.75%
Chesapeake Energy Corp.	57,146	1,164,636
Occidental Petroleum Corp.	9,287	828,679

		1,993,315

Financials 11.28%
Brown & Brown, Inc.	30,202	973,713
Discover Financial Services	26,641	1,269,177
Extra Space Storage, Inc., REIT	22,338	936,632
Host Hotels & Resorts, Inc., REIT	53,010	894,279

	Shares	Value
Financials (continued)
LPL Financial Holdings, Inc.	21,629	$816,711
Moody’s Corp.	20,987	1,278,738
MSCI, Inc.(a)	41,551	1,382,402
The PNC Financial Services Group, Inc.	12,735	928,636
Prologis, Inc., REIT	24,439	921,839
Realogy Holdings Corp.(a)	18,880	906,995
Reinsurance Group of America, Inc.	23,908	1,652,282
WP Carey, Inc., REIT	13,149	870,069

		12,831,473

Health Care 7.31%
Becton, Dickinson and Co.	8,192	809,615
Celgene Corp.(a)	14,322	1,674,385
Cerner Corp.(a)	10,088	969,356
The Cooper Cos., Inc.	8,116	966,210
Covance, Inc.(a)	13,831	1,053,092
DaVita HealthCare Partners, Inc.(a)	6,746	814,917
HCA Holdings, Inc.	20,043	722,751
Henry Schein, Inc.(a)	13,657	1,307,658

		8,317,984

Industrials 18.94%
3M Co.	8,347	912,744
The Boeing Co.	12,370	1,267,183
Fastenal Co.	25,346	1,162,114
Honeywell International, Inc.	11,651	924,390
Hubbell, Inc. - Class B	11,316	1,120,284
JB Hunt Transport Services, Inc.	19,280	1,392,787
Kirby Corp.(a)	12,549	998,147
Lincoln Electric Holdings, Inc.	15,108	865,235
MSC Industrial Direct Co. - Class A	16,096	1,246,796
Northrop Grumman Corp.	12,290	1,017,612
Snap-on, Inc.	15,704	1,403,624
Stericycle, Inc.(a)	8,993	993,097
Towers Watson & Co. - Class A	16,024	1,313,007
Tyco International, Ltd.	40,241	1,325,941
Union Pacific Corp.	7,850	1,211,098
United Parcel Service, Inc. - Class B	12,379	1,070,536
Wabtec Corp.	22,255	1,189,085
Waste Connections, Inc.	31,635	1,301,464
Waste Management, Inc.	20,681	834,065

		21,549,209

Information Technology 17.11%
Accenture PLC - Class A	12,787	920,152
Adobe Systems, Inc.(a)	32,645	1,487,306
Amphenol Corp. - Class A	11,146	868,719
Automatic Data Processing, Inc.	15,001	1,032,969
CA, Inc.	43,800	1,253,994
Cadence Design Systems, Inc.(a)	107,750	1,560,220
Cisco Systems, Inc.	35,526	863,637
Corning, Inc.	54,992	782,536
Fidelity National Information Services, Inc.	20,302	869,738
Genpact, Ltd.	59,673	1,148,109
Google, Inc. - Class A(a)	1,388	1,221,954
Jack Henry & Associates, Inc.	18,237	859,510

	Shares	Value
Information Technology (continued)
Mastercard, Inc. - Class A	1,800	$1,034,100
National Instruments Corp.	3,401	95,024
NCR Corp.(a)	43,754	1,443,444
NVIDIA Corp.	94,796	1,329,988
Symantec Corp.	63,462	1,425,991
Vantiv, Inc. - Class A(a)	45,914	1,267,226

		19,464,617

Materials 3.94%
Airgas, Inc.	9,418	899,042
Ashland, Inc.	10,131	845,939
Huntsman Corp.	44,446	736,026
MeadWestvaco Corp.	23,575	804,143
PPG Industries, Inc.	5,352	783,586
Valhi, Inc.	30,065	413,093

		4,481,829

Utilities 1.14%
Aqua America, Inc.	41,587	1,301,257

TOTAL COMMON STOCKS (Cost $107,057,685)		111,815,023

EXCHANGE TRADED FUNDS 1.21%
SPDR® S&P 500® ETF Trust	8,629	1,380,726

TOTAL EXCHANGE TRADED FUNDS (Cost $1,370,443)		1,380,726

Total Investments - 99.48% (Cost $108,428,128)		113,195,749

Other Assets in Excess of Liabilities - 0.52%		592,211

NET ASSETS - 100.00%		$113,787,960

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Dividend Fund

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 97.52%
Consumer Discretionary 11.76%
Chico’s FAS, Inc.	10,803	$184,299
Coach, Inc.	6,181	352,873
Comcast Corp. - Class A	7,556	316,445
Expedia, Inc.	2,516	151,337
Foot Locker, Inc.	10,545	370,446
Gentex Corp.	16,504	380,417
GNC Holdings, Inc. - Class A	4,602	203,454
The Home Depot, Inc.	4,199	325,297
NIKE, Inc. - Class B	3,408	217,022
Nordstrom, Inc.	5,382	322,597
PetSmart, Inc.	2,216	148,450
Polaris Industries, Inc.	2,896	275,120
Scripps Networks Interactive, Inc. - Class A	2,100	140,196
Six Flags Entertainment Corp.	19,704	692,793
TJX Cos., Inc.	3,506	175,510
Williams-Sonoma, Inc.	6,563	366,806

		4,623,062

Consumer Staples 8.56%
Bunge, Ltd.	3,760	266,095
Church & Dwight Co., Inc.	4,754	293,369
Costco Wholesale Corp.	1,585	175,253
CVS Caremark Corp.	4,105	234,724
Herbalife, Ltd.	9,257	417,861
Hormel Foods Corp.	6,764	260,955
The J.M. Smucker Co.	3,077	317,393
The Kroger Co.	8,016	276,873
Lorillard, Inc.	18,250	797,160
Nu Skin Enterprises, Inc. - Class A	5,349	326,931

		3,366,614

Energy 10.48%
Baker Hughes, Inc.	4,295	198,129
ConocoPhillips	10,752	650,496
Halliburton Co.	4,272	178,228
Helmerich & Payne, Inc.	7,976	498,101
HollyFrontier Corp.	8,664	370,646
Marathon Oil Corp.	8,914	308,246
Marathon Petroleum Corp.	3,354	238,335
Murphy Oil Corp.	4,835	294,403
National Oilwell Varco, Inc.	3,327	229,230
Oceaneering International, Inc.	2,666	192,485
Schlumberger, Ltd.	3,698	264,999
Tesoro Corp.	3,689	193,009
Valero Energy Corp.	8,290	288,243
Western Refining, Inc.	7,698	216,083

		4,120,633

	Shares	Value
Financials 42.54%
American Campus Communities, Inc., REIT	14,104	$573,469
AvalonBay Communities, Inc., REIT	3,665	494,445
Axis Capital Holdings, Ltd.	7,730	353,879
BioMed Realty Trust, Inc., REIT	34,338	694,658
BRE Properties, Inc., REIT	10,246	512,505
Camden Property Trust, REIT	8,589	593,844
Digital Realty Trust, Inc., REIT	13,103	799,283
Discover Financial Services	5,410	257,732
EPR Properties, REIT	18,248	917,327
Equity One, Inc., REIT	25,648	580,414
Equity Residential, REIT	7,731	448,862
Essex Property Trust, Inc., REIT	3,116	495,195
First American Financial Corp.	14,508	319,756
HCP, Inc., REIT	15,163	689,007
Health Care REIT, Inc.	10,576	708,909
Home Properties, Inc., REIT	11,687	763,979
Hospitality Properties Trust, REIT	39,398	1,035,379
Kilroy Realty Corp., REIT	7,926	420,157
LaSalle Hotel Properties, REIT	19,607	484,293
Mid-America Apartment Communities, Inc., REIT	9,871	668,958
Moody’s Corp.	3,095	188,578
National Retail Properties, Inc., REIT	19,774	680,226
Omega Healthcare Investors, Inc., REIT	28,170	873,833
Piedmont Office Realty Trust, Inc., REIT - Class A	36,483	652,316
Rayonier, Inc., REIT	9,309	515,626
Reinsurance Group of America, Inc.	3,391	234,352
RenaissanceRe Holdings, Ltd.	2,398	208,122
RLJ Lodging Trust, REIT	23,691	532,811
Simon Property Group, Inc., REIT	2,630	415,330
SL Green Realty Corp., REIT	2,662	234,762
Taubman Centers, Inc., REIT	4,956	372,443

		16,720,450

Health Care 0.79%
Amgen, Inc.	3,140	309,792

Industrials 10.41%
The Boeing Co.	2,983	305,579
CH Robinson Worldwide, Inc.	6,789	382,289
Deere & Co.	4,292	348,725
Fluor Corp.	2,630	155,985
ITT Corp.	7,216	212,223
Joy Global, Inc.	3,805	184,657
L-3 Communications Holdings, Inc.	4,700	402,978
Lockheed Martin Corp.	6,363	690,131
MSC Industrial Direct Co. - Class A	2,855	221,148
Robert Half International, Inc.	8,692	288,835
Snap-on, Inc.	2,863	255,895
Trinity Industries, Inc.	5,394	207,345
Union Pacific Corp.	1,794	276,778
Waste Connections, Inc.	3,871	159,253

		4,091,821

	Shares	Value
Information Technology 5.27%
Apple, Inc.	973	$385,386
FactSet Research Systems, Inc.	2,147	218,865
IAC/InterActiveCorp	6,207	295,205
National Instruments Corp.	11,465	320,332
QUALCOMM, Inc.	5,538	338,261
SAIC, Inc.	36,724	511,565

		2,069,614

Materials 2.97%
Carpenter Technology Corp.	4,886	220,212
Martin Marietta Materials, Inc.	2,159	212,489
Monsanto Co.	2,225	219,830
Packaging Corp. of America	10,514	514,765

		1,167,296

Telecommunication Services 2.56%
Telephone & Data Systems, Inc.	14,864	366,398
Verizon Communications, Inc.	12,724	640,526

		1,006,924

Utilities 2.18%
Aqua America, Inc.	12,358	386,682
Edison International	9,761	470,090

		856,772

TOTAL COMMON STOCKS (Cost $36,534,472)		38,332,978

EXCHANGE TRADED FUNDS 2.16%
iShares® Dow Jones Select Dividend Index Fund	13,275	849,733

TOTAL EXCHANGE TRADED FUNDS (Cost $848,479)		849,733

Total Investments - 99.68% (Cost $37,382,951)		39,182,711

Other Assets in Excess of Liabilities - 0.32%		123,866

NET ASSETS - 100.00%		$39,306,577

Abbreviations:

Ltd. - Limited

REIT - Real Estate investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Core Fund

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 99.58%
Consumer Discretionary 17.89%
Chipotle Mexican Grill, Inc.(a)	472	$171,973
Dollar Tree, Inc.(a)	3,676	186,888
Expedia, Inc.	2,780	167,217
Foot Locker, Inc.	5,136	180,428
The Home Depot, Inc.	1,920	148,742
Lear Corp.	2,282	137,970
Liberty Interactive Corp. - Class A(a)	7,868	181,043
MGM Resorts International(a)	9,770	144,401
Michael Kors Holdings, Ltd.(a)	3,290	204,046
NIKE, Inc. - Class B	2,615	166,523
Nordstrom, Inc.	2,835	169,930
PetSmart, Inc.	2,679	179,466
Polaris Industries, Inc.	1,716	163,020
priceline.com, Inc.(a)	200	165,426
Scripps Networks Interactive, Inc. - Class A	2,932	195,740
TJX Cos., Inc.	3,092	154,785
Williams-Sonoma, Inc.	2,892	161,634

		2,879,232

Consumer Staples 6.66%
Church & Dwight Co., Inc.	2,463	151,992
Costco Wholesale Corp.	1,495	165,302
Green Mountain Coffee Roasters, Inc.(a)	2,047	153,648
Herbalife, Ltd.	3,768	170,087
Hormel Foods Corp.	3,529	136,149
The J.M. Smucker Co.	1,373	141,625
Monster Beverage Corp.(a)	2,507	152,350

		1,071,153

Energy 17.25%
Baker Hughes, Inc.	3,292	151,860
Chesapeake Energy Corp.	6,337	129,148
ConocoPhillips	2,394	144,837
Halliburton Co.	3,410	142,265
Helmerich & Payne, Inc.	3,123	195,031
HollyFrontier Corp.	3,574	152,896
Marathon Oil Corp.	5,338	184,588
Murphy Oil Corp.	2,385	145,223
Nabors Industries, Ltd.	8,343	127,731
National Oilwell Varco, Inc.	2,663	183,481
Newfield Exploration Co.(a)	6,266	149,695
Oasis Petroleum, Inc.(a)	4,752	184,710
Oceaneering International, Inc.	2,069	149,382
Oil States International, Inc.(a)	1,842	170,643
Schlumberger, Ltd.	2,257	161,736
Tesoro Corp.	2,550	133,416
Valero Energy Corp.	3,506	121,904
Whiting Petroleum Corp.(a)	3,207	147,811

		2,776,357

	Shares	Value
Financials 16.21%
Arch Capital Group, Ltd.(a)	2,741	$140,915
Arthur J Gallagher & Co.	3,093	135,133
Axis Capital Holdings, Ltd.	3,430	157,025
Camden Property Trust, REIT	2,726	188,476
Equity Residential, REIT	3,261	189,334
HCP, Inc., REIT	3,111	141,364
Health Care REIT, Inc.	2,923	195,929
Kilroy Realty Corp., REIT	3,006	159,348
McGraw Hill Financial, Inc.	2,775	147,602
Moody’s Corp.	2,327	141,784
MSCI, Inc.(a)	4,608	153,308
National Retail Properties, Inc., REIT	5,539	190,541
Prudential Financial, Inc.	2,017	147,301
Rayonier, Inc., REIT	3,053	169,106
Reinsurance Group of America, Inc.	2,651	183,211
Simon Property Group, Inc., REIT	1,073	169,448

		2,609,825

Health Care 4.24%
Celgene Corp.(a)	1,588	185,653
Intuitive Surgical, Inc.(a)	373	188,954
Mylan, Inc.(a)	5,163	160,208
Regeneron Pharmaceuticals, Inc.(a)	660	148,421

		683,236

Industrials 14.68%
CH Robinson Worldwide, Inc.	3,242	182,557
Cintas Corp.	2,956	134,616
Deere & Co.	2,244	182,325
JB Hunt Transport Services, Inc.	2,138	154,449
Joy Global, Inc.	3,337	161,945
L-3 Communications Holdings, Inc.	1,936	165,993
Lockheed Martin Corp.	1,605	174,078
MSC Industrial Direct Co. - Class A	1,785	138,266
Oshkosh Corp.(a)	3,512	133,351
Quanta Services, Inc.(a)	7,107	188,051
Raytheon Co.	1,989	131,513
Snap-on, Inc.	1,742	155,700
TransDigm Group, Inc.	1,055	165,392
Tyco International, Ltd.	4,463	147,056
Verisk Analytics, Inc. - Class A(a)	2,460	146,862

		2,362,154

Information Technology 14.98%
Alliance Data Systems Corp.(a)	828	149,893
Apple, Inc.	368	145,758
CA, Inc.	4,857	139,056
Cadence Design Systems, Inc.(a)	11,949	173,022
Cognizant Technology Solutions Corp. - Class A(a)	2,635	164,977
FactSet Research Systems, Inc.	1,476	150,463
FleetCor Technologies, Inc.(a)	2,110	171,543
IAC/InterActiveCorp	3,456	164,367
LSI Corp.(a)	20,081	143,378
NCR Corp.(a)	4,852	160,068
NVIDIA Corp.	10,513	147,497
QUALCOMM, Inc.	2,946	179,942
SAIC, Inc.	11,874	165,405

	Shares	Value
Information Technology (continued)
SolarWinds, Inc.(a)	4,203	$163,118
VeriSign, Inc.(a)	4,313	192,619

		2,411,106

Materials 2.53%
Martin Marietta Materials, Inc.	1,240	122,041
Monsanto Co.	1,494	147,607
Packaging Corp. of America	2,821	138,116

		407,764

Telecommunication Services 3.15%
AT&T, Inc.	3,782	133,883
Sprint Nextel Corp.(a)	26,102	183,236
Verizon Communications, Inc.	3,771	189,832

		506,951

Utilities 1.99%
Aqua America, Inc.	4,612	144,309
Edison International	3,668	176,651

		320,960

TOTAL COMMON STOCKS (Cost $15,144,621)		16,028,738

EXCHANGE TRADED FUNDS 0.31%
SPDR® S&P 500® ETF Trust	311	49,763

TOTAL EXCHANGE TRADED FUNDS (Cost $49,301)		49,763

Total Investments - 99.89% (Cost $15,193,922)		16,078,501

Other Assets in Excess of Liabilities - 0.11%		17,171

NET ASSETS - 100.00%		$16,095,672

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Growth Fund

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 95.10%
Consumer Discretionary 19.83%
Bed Bath & Beyond, Inc.(a)	826	$58,563
Chipotle Mexican Grill, Inc.(a)	195	71,048
Coach, Inc.	993	56,690
Comcast Corp. - Class A	1,464	61,312
Discovery Communications, Inc. - Class A(a)	708	54,665
Dollar Tree, Inc.(a)	1,519	77,226
Fossil Group, Inc.(a)	544	56,201
Michael Kors Holdings, Ltd.(a)	1,360	84,347
NIKE, Inc. - Class B	1,081	68,838
Nordstrom, Inc.	1,172	70,250
PetSmart, Inc.	1,107	74,158
priceline.com, Inc.(a)	83	68,652
Ross Stores, Inc.	859	55,672
Scripps Networks Interactive, Inc. - Class A	1,212	80,913
Starbucks Corp.	649	42,503
Starwood Hotels & Resorts Worldwide, Inc.	741	46,824
Time Warner Cable, Inc.	537	60,402
TJX Cos., Inc.	1,278	63,977
Tractor Supply Co.	404	47,514
Yum! Brands, Inc.	623	43,199

		1,242,954

Consumer Staples 6.79%
Church & Dwight Co., Inc.	1,018	62,821
Costco Wholesale Corp.	618	68,332
The Estee Lauder Cos., Inc. - Class A	745	48,998
Green Mountain Coffee Roasters, Inc.(a)	846	63,501
Herbalife, Ltd.	1,557	70,283
Monster Beverage Corp.(a)	1,036	62,958
Whole Foods Market, Inc.	941	48,443

		425,336

Energy 15.79%
Baker Hughes, Inc.	1,361	62,783
Cameron International Corp.(a)	751	45,931
Denbury Resources, Inc.(a)	2,616	45,309
Ensco PLC - Class A	995	57,829
Halliburton Co.	1,409	58,784
Helmerich & Payne, Inc.	1,291	80,623
Hess Corp.	834	55,453
HollyFrontier Corp.	1,477	63,186
National Oilwell Varco, Inc.	1,101	75,859
Oasis Petroleum, Inc.(a)	1,964	76,341
Oceaneering International, Inc.	855	61,731
Oil States International, Inc.(a)	761	70,499
Schlumberger, Ltd.	933	66,859
Superior Energy Services, Inc.(a)	2,014	52,243
Tesoro Corp.	1,054	55,145

	Shares	Value
Energy (continued)
Whiting Petroleum Corp.(a)	1,325	$61,069

		989,644

Financials 6.58%
Corrections Corp. of America, REIT	1,461	49,484
Discover Financial Services	1,228	58,502
Jones Lang LaSalle, Inc.	561	51,129
McGraw Hill Financial, Inc.	1,147	61,009
Moody’s Corp.	962	58,615
MSCI, Inc.(a)	1,904	63,346
Simon Property Group, Inc., REIT	444	70,116

		412,201

Health Care 7.41%
Agilent Technologies, Inc.	980	41,905
Allergan, Inc.	565	47,596
AmerisourceBergen Corp.	962	53,708
Celgene Corp.(a)	656	76,693
Edwards Lifesciences Corp.(a)	827	55,574
IDEXX Laboratories, Inc.(a)	552	49,559
Intuitive Surgical, Inc.(a)	154	78,013
Regeneron Pharmaceuticals, Inc.(a)	273	61,392

		464,440

Industrials 21.22%
AGCO Corp.	982	49,287
The Boeing Co.	567	58,083
Caterpillar, Inc.	648	53,454
CH Robinson Worldwide, Inc.	1,340	75,455
Copart, Inc.(a)	1,650	50,820
CSX Corp.	1,838	42,623
Deere & Co.	927	75,319
Delta Air Lines, Inc.(a)	2,965	55,475
Donaldson Co., Inc.	1,511	53,882
Fastenal Co.	1,162	53,278
FedEx Corp.	551	54,318
JB Hunt Transport Services, Inc.	884	63,860
Joy Global, Inc.	1,379	66,923
Kansas City Southern	430	45,563
MSC Industrial Direct Co. - Class A	738	57,165
Nordson Corp.	622	43,111
Quanta Services, Inc.(a)	2,937	77,713
Robert Half International, Inc.	1,715	56,989
Towers Watson & Co. - Class A	734	60,144
TransDigm Group, Inc.	436	68,352
Union Pacific Corp.	360	55,541
United Rentals, Inc.(a)	1,042	52,006
Verisk Analytics, Inc. - Class A(a)	1,017	60,715

		1,330,076

Information Technology 14.97%
Accenture PLC - Class A	586	42,169
Alliance Data Systems Corp.(a)	342	61,912
Apple, Inc.	152	60,204
Cognizant Technology Solutions Corp. - Class A(a)	1,089	68,182
EMC Corp.	2,270	53,617
F5 Networks, Inc.(a)	771	53,045

	Shares	Value
Information Technology (continued)
FactSet Research Systems, Inc.	610	$62,183
FleetCor Technologies, Inc.(a)	872	70,894
IAC/InterActiveCorp	1,428	67,916
Mastercard, Inc. - Class A	82	47,109
NVIDIA Corp.	4,345	60,960
QUALCOMM, Inc.	1,218	74,395
Skyworks Solutions, Inc.(a)	2,414	52,843
SolarWinds, Inc.(a)	1,737	67,413
Teradata Corp.(a)	865	43,449
Western Digital Corp.	843	52,342

		938,633

Materials 2.51%
Ball Corp.	1,163	48,311
CF Industries Holdings, Inc.	281	48,192
Monsanto Co.	618	61,058

		157,561

TOTAL COMMON STOCKS (Cost $5,568,244)		5,960,845

EXCHANGE TRADED FUNDS 4.11%
iShares® S&P 500® Growth Index Fund	3,064	257,407

TOTAL EXCHANGE TRADED FUNDS (Cost $256,697)		257,407

Total Investments - 99.21% (Cost $5,824,941)		6,218,252

Other Assets in Excess of Liabilities - 0.79%		49,326

NET ASSETS - 100.00%		$6,267,578

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Large-Cap Value Fund

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 98.79%
Consumer Discretionary 20.75%
Abercrombie & Fitch Co. - Class A	690	$31,222
American Eagle Outfitters, Inc.	2,142	39,113
Dillard’s, Inc. - Class A	410	33,608
Expedia, Inc.	921	55,398
Foot Locker, Inc.	1,701	59,756
The Gap, Inc.	920	38,392
Garmin, Ltd.	1,007	36,413
Hasbro, Inc.	914	40,975
The Home Depot, Inc.	636	49,271
International Game Technology	2,189	36,578
Kohl’s Corp.	746	37,680
Lamar Advertising Co. - Class A(a)	840	36,456
Lear Corp.	756	45,708
Lennar Corp. - Class A	1,006	36,256
Liberty Interactive Corp. - Class A(a)	2,606	59,964
Macy’s, Inc.	702	33,696
MGM Resorts International(a)	3,262	48,212
Omnicom Group, Inc.	608	38,225
Polaris Industries, Inc.	568	53,960
Royal Caribbean Cruises, Ltd.	1,055	35,174
TRW Automotive Holdings Corp.(a)	537	35,678
Williams-Sonoma, Inc.	958	53,543

		935,278

Consumer Staples 4.50%
Hormel Foods Corp.	1,169	45,100
Ingredion, Inc.	499	32,744
The J.M. Smucker Co.	455	46,933
Kimberly-Clark Corp.	444	43,130
Philip Morris International, Inc.	404	34,995

		202,902

Energy 8.24%
Chesapeake Energy Corp.	2,099	42,778
ConocoPhillips	793	47,976
Exxon Mobil Corp.	428	38,670
Marathon Oil Corp.	1,768	61,137
Murphy Oil Corp.	790	48,103
Nabors Industries, Ltd.	2,764	42,317
Newfield Exploration Co.(a)	2,076	49,596
Valero Energy Corp.	1,170	40,681

		371,258

Financials 25.85%
Aflac, Inc.	717	41,672
Arch Capital Group, Ltd.(a)	908	46,680
Arthur J Gallagher & Co.	1,025	44,782
Axis Capital Holdings, Ltd.	1,136	52,006
Brown & Brown, Inc.	1,110	35,787
Camden Property Trust, REIT	903	62,434
Capital One Financial Corp.	562	35,299
Equity Residential, REIT	1,080	62,705

	Shares	Value
Financials (continued)
Fidelity National Financial, Inc. - Class A	1,694	$40,334
Hartford Financial Services Group, Inc.	1,390	42,979
HCC Insurance Holdings, Inc.	809	34,876
HCP, Inc., REIT	1,030	46,803
Health Care REIT, Inc.	968	64,885
Kilroy Realty Corp., REIT	996	52,798
National Retail Properties, Inc., REIT	1,835	63,124
Plum Creek Timber Co., Inc., REIT	763	35,609
Principal Financial Group, Inc.	1,009	37,787
Prudential Financial, Inc.	668	48,784
Rayonier, Inc., REIT	1,011	55,999
Reinsurance Group of America, Inc.	878	60,679
Senior Housing Properties Trust, REIT	1,426	36,976
US Bancorp	1,144	41,356
Vornado Realty Trust, REIT	493	40,845
Weyerhaeuser Co., REIT	1,298	36,980
WR Berkley Corp.	1,048	42,821

		1,165,000

Health Care 2.82%
Humana, Inc.	485	40,924
Merck & Co., Inc.	712	33,073
Mylan, Inc.(a)	1,710	53,061

		127,058

Industrials 12.42%
Carlisle Cos., Inc.	531	33,087
Cintas Corp.	979	44,584
General Electric Co.	1,450	33,625
Hubbell, Inc. - Class B	416	41,184
L-3 Communications Holdings, Inc.	641	54,959
Lockheed Martin Corp.	532	57,701
Northrop Grumman Corp.	452	37,426
Oshkosh Corp.(a)	1,163	44,159
Parker Hannifin Corp.	358	34,153
Raytheon Co.	659	43,573
Rockwell Automation, Inc.	418	34,753
Snap-on, Inc.	577	51,572
Tyco International, Ltd.	1,478	48,700

		559,476

Information Technology 10.63%
CA, Inc.	1,609	46,066
Cadence Design Systems, Inc.(a)	3,959	57,326
Jabil Circuit, Inc.	1,840	37,499
LSI Corp.(a)	6,648	47,467
Motorola Solutions, Inc.	750	43,297
NCR Corp.(a)	1,607	53,015
SAIC, Inc.	3,934	54,801
Seagate Technology PLC	916	41,064
VeriSign, Inc.(a)	1,429	63,819
The Western Union Co.	2,023	34,614

		478,968

Materials 4.22%
Axiall Corp.	849	36,150
Eastman Chemical Co.	489	34,235

	Shares	Value
Materials (continued)
Martin Marietta Materials, Inc.	411	$40,450
Packaging Corp. of America	934	45,729
RPM International, Inc.	1,056	33,729

		190,293

Telecommunication Services 3.49%
AT&T, Inc.	1,253	44,356
Sprint Nextel Corp.(a)	8,647	60,702
Verizon Communications, Inc.	1,036	52,152

		157,210

Utilities 5.87%
Aqua America, Inc.	1,528	47,811
DTE Energy Co.	560	37,526
Edison International	1,215	58,514
Pinnacle West Capital Corp.	666	36,943
PPL Corp.	1,306	39,520
Westar Energy, Inc.	1,380	44,105

		264,419

TOTAL COMMON STOCKS (Cost $4,128,594)		4,451,862

Total Investments - 98.79% (Cost $4,128,594)		4,451,862

Other Assets in Excess of Liabilities - 1.21%		54,615

NET ASSETS - 100.00%		$4,506,477

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate investment Trust

See Notes to Quarterly Schedule of Investments.

SCHEDULE OF INVESTMENTS

Transparent Value Directional Allocation Fund

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS 95.45%
Consumer Discretionary 26.57%
AMC Networks, Inc. - Class A(a)	56,408	$3,689,647
AutoNation, Inc.(a)	114,622	4,973,449
CarMax, Inc.(a)	91,598	4,228,164
Carter’s, Inc.	52,158	3,863,343
Chipotle Mexican Grill, Inc.(a)	28,171	10,264,104
DIRECTV(a)	74,971	4,619,713
Discovery Communications, Inc. - Class A(a)	51,338	3,963,807
Dollar Tree, Inc.(a)	110,183	5,601,704
Fossil Group, Inc.(a)	39,153	4,044,896
Hasbro, Inc.	82,701	3,707,486
Las Vegas Sands Corp.	88,756	4,697,855
Lear Corp.	136,242	8,237,191
Liberty Interactive Corp. - Class A(a)	235,831	5,426,471
MGM Resorts International(a)	290,520	4,293,886
Michael Kors Holdings, Ltd.(a)	98,607	6,115,606
NIKE, Inc. - Class B	156,148	9,943,505
priceline.com, Inc.(a)	5,944	4,916,461
Ross Stores, Inc.	62,320	4,038,959
Tiffany & Co.	101,974	7,427,786
Under Armour, Inc. - Class A(a)	76,306	4,556,231
Williams-Sonoma, Inc.	172,677	9,650,917
Wynn Resorts, Ltd.	29,225	3,740,800

		122,001,981

Consumer Staples 5.83%
Archer-Daniels-Midland Co.	120,451	4,084,493
CVS Caremark Corp.	76,650	4,382,847
Green Mountain Coffee Roasters, Inc.(a)	122,222	9,173,983
Hormel Foods Corp.	105,774	4,080,761
The Kroger Co.	146,573	5,062,632

		26,784,716

Energy 14.29%
Chesapeake Energy Corp.	378,411	7,712,016
CVR Energy, Inc.	100,145	4,746,873
FMC Technologies, Inc.(a)	89,724	4,995,832
Halliburton Co.	101,416	4,231,076
Hess Corp.	60,014	3,990,331
Marathon Petroleum Corp.	58,810	4,179,039
Oasis Petroleum, Inc.(a)	141,307	5,492,603
Oceaneering International, Inc.	61,515	4,441,383
Oil States International, Inc.(a)	54,771	5,073,985
Pioneer Natural Resources Co.	30,668	4,439,193
Superior Energy Services, Inc.(a)	144,957	3,760,185
Tesoro Corp.	75,832	3,967,530
Valero Energy Corp.	104,270	3,625,468
Weatherford International, Ltd.(a)	362,926	4,972,086

		65,627,600

	Shares	Value
Financials 6.75%
Discover Financial Services	88,555	$4,218,760
Hartford Financial Services Group, Inc.	124,807	3,859,032
Moody’s Corp.	138,970	8,467,442
MSCI, Inc.(a)	138,117	4,595,153
Prudential Financial, Inc.	59,975	4,379,974
Reinsurance Group of America, Inc.	79,469	5,492,103

		31,012,464

Health Care 5.17%
Celgene Corp.(a)	94,837	11,087,394
Henry Schein, Inc.(a)	45,398	4,346,858
Regeneron Pharmaceuticals, Inc.(a)	19,634	4,415,294
Vertex Pharmaceuticals, Inc.(a)	48,511	3,874,574

		23,724,120

Industrials 18.80%
AGCO Corp.	70,262	3,526,450
B/E Aerospace, Inc.(a)	88,745	5,598,035
The Boeing Co.	41,120	4,212,333
Delta Air Lines, Inc.(a)	213,365	3,992,059
Fastenal Co.	167,839	7,695,418
Genesee & Wyoming, Inc. - Class A(a)	41,502	3,521,030
Hubbell, Inc. - Class B	37,613	3,723,687
JB Hunt Transport Services, Inc.	64,088	4,629,717
MSC Industrial Direct Co. - Class A	53,503	4,144,342
Oshkosh Corp.(a)	104,436	3,965,435
Robert Half International, Inc.	123,404	4,100,715
Snap-on, Inc.	52,202	4,665,815
Towers Watson & Co. - Class A	53,265	4,364,534
Tyco International, Ltd.	133,761	4,407,425
Union Pacific Corp.	51,984	8,020,091
United Parcel Service, Inc. - Class B	41,148	3,558,479
Wabtec Corp.	147,370	7,873,979
Waste Connections, Inc.	105,156	4,326,118

		86,325,662

Information Technology 15.12%
Activision Blizzard, Inc.	304,167	4,337,421
Adobe Systems, Inc.(a)	216,171	9,848,751
CA, Inc.	145,594	4,168,356
Cadence Design Systems, Inc.(a)	358,166	5,186,244
FleetCor Technologies, Inc.(a)	62,753	5,101,819
Genpact, Ltd.	198,356	3,816,369
Google, Inc. - Class A(a)	4,612	4,060,266
LinkedIn Corp. - Class A(a)	33,705	6,009,601
National Instruments Corp.	21,299	595,094
NCR Corp.(a)	145,440	4,798,066
NVIDIA Corp.	627,725	8,806,982
Symantec Corp.	210,951	4,740,069
Vantiv, Inc. - Class A(a)	152,621	4,212,340
Western Digital Corp.	60,687	3,768,056

		69,449,434

Materials 1.98%
Martin Marietta Materials, Inc.	36,871	3,628,844
Packaging Corp. of America	83,884	4,106,961

	Shares	Value
Materials (continued)
Valhi, Inc.	99,934	$1,373,093

		9,108,898

Utilities 0.94%
Aqua America, Inc.	138,236	4,325,404

TOTAL COMMON STOCKS (Cost $427,803,446)		438,360,279

EXCHANGE TRADED FUNDS 2.92%
SPDR® S&P 500® ETF Trust	83,765	13,403,238

TOTAL EXCHANGE TRADED FUNDS (Cost $13,435,803)		13,403,238

Total Investments - 98.37% (Cost $441,239,249)		451,763,517

Other Assets in Excess of Liabilities - 1.63%		7,465,978

NET ASSETS - 100.00%		$459,229,495

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Schedule of Investments.

TRANSPARENT VALUE TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, and the Transparent Value Directional Allocation Fund (each, a “Fund”, and collectively, the “Funds”) were organized as non-diversified series under the Trust.

The Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund and the Transparent Value Large-Cap Market Fund commenced operations on April 27, 2010 and the only transaction prior to the commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, and the Transparent Value Large-Cap Value Fund commenced operations on February 10, 2011. The Transparent Value Directional Allocation Fund commenced operations on June 18, 2012.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are supervised by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), and the Transparent Value Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed.

Prior to January 28th, 2013, the Funds were known as stated in the table below:

Old Name		New Name

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	To	Transparent Value Large-Cap Aggressive Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	To	Transparent Value Large-Cap Defensive Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	To	Transparent Value Large-Cap Market Fund

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	To	Transparent Value Dividend Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	To	Transparent Value Large-Cap Core Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	To	Transparent Value Large-Cap Growth Fund

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	To	Transparent Value Large-Cap Value Fund

Transparent Value Dow Jones RBP® Directional Allocation Index Fund	To	Transparent Value Directional Allocation Fund

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Net Asset Value: The net asset values (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on

NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of the Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At June 30, 2013, none of the Funds’ assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term if the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Funds’ investments carried at value:

Transparent Value Large-Cap Aggressive Fund:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$54,502,421	$–	$–	$54,502,421
Exchange Traded Funds	379,704	–	–	379,704
TOTAL	$54,882,125	$–	$–	$54,882,125

Transparent Value Large-Cap Defensive Fund:
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$67,641,496	$–	$–	$67,641,496
Exchange Traded Funds	1,350,004	–	–	1,350,004
TOTAL	$68,991,500	$–	$–	$68,991,500

Transparent Value Large-Cap Market Fund:
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$111,815,023	$–	$–	$111,815,023
Exchange Traded Funds	1,380,726	–	–	1,380,726
TOTAL	$113,195,749	$–	$–	$113,195,749

Transparent Value Dividend Fund:
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$38,332,978	$–	$–	$38,332,978
Exchange Traded Funds	849,733	–	–	849,733
TOTAL	$39,182,711	$–	$–	$39,182,711

Transparent Value Large-Cap Core Fund:
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$16,028,738	$–	$–	$16,028,738
Exchange Traded Funds	49,763	–	–	49,763
TOTAL	$16,078,501	$–	$–	$16,078,501

Transparent Value Large-Cap Growth Fund:
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,960,845	$–	$–	$5,960,845
Exchange Traded Funds	257,407	–	–	257,407
TOTAL	$6,218,252	$–	$–	$6,218,252

Transparent Value Large-Cap Value Fund:
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,451,862	$–	$–	$4,451,862
TOTAL	$4,451,862	$–	$–	$4,451,862

Transparent Value Directional Allocation Fund:
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$438,360,279	$–	$–	$438,360,279
Exchange Traded Funds	13,403,238	–	–	13,403,238
TOTAL	$451,763,517	$–	$–	$451,763,517

For the period ended June 30, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. Income Tax: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

Net unrealized appreciation (depreciation) of investments based on federal tax costs as of June 30, 2013 were as follows:

Transparent Value Large-Cap Aggressive Fund:

Gross appreciation (excess of value over tax cost)	$3,825,269
Gross depreciation (excess of tax cost over value)	(251,727)
Net unrealized appreciation	$3,573,542
Cost of investments for income tax purposes	$51,308,583

Transparent Value Large-Cap Defensive Fund:
Gross appreciation (excess of value over tax cost)	$4,065,101
Gross depreciation (excess of tax cost over value)	(284,286)
Net unrealized appreciation	$3,780,815
Cost of investments for income tax purposes	$65,210,685

Transparent Value Large-Cap Market Fund:
Gross appreciation (excess of value over tax cost)	$5,309,581
Gross depreciation (excess of tax cost over value)	(554,815)
Net unrealized appreciation	$4,754,766
Cost of investments for income tax purposes	$108,440,983

Transparent Value Dividend Fund:
Gross appreciation (excess of value over tax cost)	$2,390,475
Gross depreciation (excess of tax cost over value)	(635,732)
Net unrealized depreciation	$1,754,743
Cost of investments for income tax purposes	$37,427,968

Transparent Value Large-Cap Core Fund:
Gross appreciation (excess of value over tax cost)	$1,072,086
Gross depreciation (excess of tax cost over value)	(223,825)
Net unrealized depreciation	$848,261
Cost of investments for income tax purposes	$15,230,240

Transparent Value Large-Cap Growth Fund:
Gross appreciation (excess of value over tax cost)	$510,272
Gross depreciation (excess of tax cost over value)	(156,909)
Net unrealized depreciation	$353,363
Cost of investments for income tax purposes	$5,864,889

Transparent Value Large-Cap Value Fund:
Gross appreciation (excess of value over tax cost)	$345,933
Gross depreciation (excess of tax cost over value)	(27,312)
Net unrealized appreciation	$318,621
Cost of investments for income tax purposes	$4,133,241

Transparent Value Directional Allocation Fund:
Gross appreciation (excess of value over tax cost)	$14,629,019
Gross depreciation (excess of tax cost over value)	(5,039,323)
Net unrealized appreciation	$9,589,696
Cost of investments for income tax purposes	$442,173,821

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	August 28, 2013

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	August 28, 2013